UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim S&P 500 Index® Portfolio

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim S&P 500 Index® Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

ASSETS:
Investments in securities, market value (including $5,815,625 of securities on loan) (1)	$661,136,911
Cash	245,350
Dividends receivable	868,431
Subscriptions receivable	1,012,175
Receivable for investments sold	472,884

Total assets	663,735,751

LIABILITIES:
Due to investment adviser	630,261
Payable upon return of securities loaned	5,912,345
Redemptions payable	1,086,975
Payable for investments purchased	1,103,026
Variation margin on futures contracts	135,526

Total liabilities	8,868,133

NET ASSETS	$654,867,618

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$7,843,336
Additional paid-in capital	798,437,914
Net unrealized depreciation on investments and futures contracts	(134,558,986)
Undistributed net investment income	252,020
Accumulated net realized loss on investments and futures contracts	(17,106,666)

NET ASSETS	$654,867,618

NET ASSET VALUE PER OUTSTANDING SHARE	$8.35
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	78,433,362

(1) Cost of investments in securities:	$795,331,042

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

INVESTMENT INCOME:
Interest	$9,117
Income from securities lending	158,750
Dividends	7,467,770

Total income	7,635,637

EXPENSES:
Management fees	1,715,429

NET INVESTMENT INCOME	5,920,208

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(4,251,532)
Net realized gain on futures contracts	1,656,657
Change in net unrealized depreciation on investments	18,923,225
Change in net unrealized depreciation on futures contracts	(716,153)

Net realized and unrealized gain on investments and futures contracts	15,612,197

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,532,405

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND YEAR ENDED DECEMBER 31, 2008

	2009	2008
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$5,920,208	$12,926,371
Net realized loss on investments	(4,251,532)	(6,537,942)
Net realized gain (loss) on futures contracts	1,656,657	(6,457,645)
Change in net unrealized depreciation on investments	18,923,225	(334,756,669)
Change in net unrealized appreciation (depreciation) on futures contracts	(716,153)	572,138

Net increase (decrease) in net assets resulting from operations	21,532,405	(334,253,747)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,770,150)	(12,671,852)
From net realized gains	0	(13,277,831)

Total distributions	(5,770,150)	(25,949,683)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	156,912,281	411,618,942
Reinvestment of distributions	5,770,150	25,949,683
Redemptions of shares	(104,562,935)	(336,275,045)

Net increase in net assets resulting from share transactions	58,119,496	101,293,580

Total increase (decrease) in net assets	73,881,751	(258,909,850)

NET ASSETS:
Beginning of period	580,985,867	839,895,717

End of period (1)	$654,867,618	$580,985,867
	0	0
OTHER INFORMATION:

SHARES:
Sold	20,422,439	36,817,355
Issued in reinvestment of distributions	691,864	2,499,774
Redeemed	(13,680,637)	(30,194,119)

Net increase	7,433,666	9,123,010

(1) Including undistributed net investment income	$252,020	$101,962

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$8.18		$13.57	$13.31	$11.99	$11.77	$10.91

Income from Investment Operations

Net investment income	0.07		0.18	0.19	0.17	0.15	0.16
Net realized and unrealized gain (loss)	0.17		(5.19)	0.45	1.64	0.35	0.95

Total Income (Loss) From
Investment Operations	0.24		(5.01)	0.64	1.81	0.50	1.11

Less Distributions

From net investment income	(0.07)		(0.18)	(0.19)	(0.17)	(0.15)	(0.16)
From net realized gains	0.00		(0.20)	(0.19)	(0.32)	(0.13)	(0.09)

Total Distributions	(0.07)		(0.38)	(0.38)	(0.49)	(0.28)	(0.25)

Net Asset Value, End of Period	$8.35		$8.18	$13.57	$13.31	$11.99	$11.77

Total Return ±	2.99%	^	(37.50%)	4.83%	15.21%	4.27%	10.24%

Net Assets, End of Period ($000)	$654,868		$580,986	$839,896	$772,793	$695,210	$671,325

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	2.07%	*	1.75%	1.39%	1.36%	1.28%	1.43%

Portfolio Turnover Rate	5.24%	^	10.49%	11.84%	10.72%	9.97%	9.31%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of forty-eight portfolios.  Interests in the Maxim S&P 500 Index® Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the six months ending June 30, 2009 did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1	Level 2	Level 3	Total
Assets
Common stock	$634,047,241	$-	$-	$634,047,241
Short-term investments	5,912,345	21,177,325	-	27,089,670
Liabilities
Other financial instruments*	(135,526)	-	-	(135,526)
Total	$639,824,060	$21,177,325	$-	$661,001,385

*Other financial instruments include futures.  Futures are reported at their variation margin as of June 30, 2009.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities.  Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $78,661,590 and $29,260,033 respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2009, the U.S. Federal income tax cost basis was $800,569,354.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $53,350,628 and gross depreciation of securities in which there was an excess of tax cost over value of $192,783,071 resulting in net depreciation of $139,432,443.

5.      DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order to equitize uninvested cash with the objective of minimizing risk of expected tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2009 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	-	-	Variation margin on futures contracts	$135,526

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized gain on futures contracts	$1,656,657	Change in net unrealized depreciation on futures contracts	$(716,153)

As of June 30, 2009, the Portfolio held 471 S&P Emini long futures contracts.  The contracts expire in September 2009 and the Portfolio has recorded unrealized depreciation of $364,855.

6.         SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, while the corresponding liability appears as “Payable upon return of securities loaned.”  As of June 30, 2009 the Portfolio had securities on loan valued at $5,815,625 and received collateral of $5,912,345 for such loan which was invested in a repurchase agreement collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

8.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim S&P 500 Index® Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	55,850,420	8.45%
Consumer Products & Services	134,700,618	20.36%
Financial Services	85,880,302	12.99%
Health Care Related	88,575,129	13.40%
Industrial Products & Services	29,476,216	4.46%
Natural Resources	87,858,695	13.29%
Technology	110,614,182	16.73%
Transportation	15,659,360	2.37%
Utilities	25,432,319	3.85%
Short Term Investments*	27,089,670	4.10%
	$661,136,911	100.00%

* Includes Securities Lending Collateral

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.58%
57,204	Boeing Co	2,431,170
30,329	General Dynamics Corp	1,679,923
9,756	Goodrich Corp	487,507
58,594	Honeywell International Inc	1,839,852
9,181	L-3 Communications Holdings Inc	636,978
25,732	Lockheed Martin Corp	2,075,286
25,480	Northrop Grumman Corp	1,163,926
11,033	Precision Castparts Corp	805,740
31,042	Raytheon Co	1,379,196
12,476	Rockwell Collins Inc	520,623
74,206	United Technologies Corp	3,855,744
		$16,875,945

Agriculture --- 0.21%
50,571	Archer-Daniels-Midland Co	1,353,786
		$1,353,786

Air Freight --- 1.00%
13,356	CH Robinson Worldwide Inc	696,516
16,727	Expeditors International of Washington Inc	557,678
24,526	FedEx Corp	1,364,136
78,381	United Parcel Service Inc Class B	3,918,266
		$6,536,596

Airlines --- 0.06%
58,354	Southwest Airlines Co	392,722
		$392,722

Auto Parts & Equipment --- 0.19%
19,048	Goodyear Tire & Rubber Co *	214,481
46,810	Johnson Controls Inc	1,016,713
		$1,231,194

Automobiles --- 0.23%
253,505	Ford Motor Co *	1,538,775
		$1,538,775

Banks --- 2.59%
50,956	BB&T Corp	1,120,013
11,903	Comerica Inc	251,748
57,888	Fifth Third Bancorp	411,005
16,669	First Horizon National Corp	200,028
42,820	Huntington Bancshares Inc	178,988
55,763	KeyCorp	292,198
6,444	M&T Bank Corp †	328,193
27,753	Marshall & Ilsley Corp	133,214
36,257	PNC Financial Services Group	1,407,134
90,983	Regions Financial Corp	367,571
36,604	SunTrust Banks Inc	602,136
149,489	US Bancorp	2,678,843
366,760	Wells Fargo & Co ‡	8,897,598
9,082	Zions Bancorp †	104,988
		$16,973,657

Biotechnology --- 2.23%
79,746	Amgen Inc *	4,221,753
22,730	Biogen Idec Inc *	1,026,260
36,258	Celgene Corp *	1,734,583
5,816	Cephalon Inc *	329,476
21,250	Genzyme Corp *	1,182,988
71,398	Gilead Sciences Inc *	3,344,282
13,759	Life Technologies Corp *	574,026
4,367	Millipore Corp *	306,607
9,183	PerkinElmer Inc	159,784
32,951	Thermo Fisher Scientific Inc *	1,343,412
7,594	Waters Corp *	390,863
		$14,614,034

Broadcast/Media --- 2.18%
53,523	CBS Corp	370,379
227,127	Comcast Corp	3,291,070
41,287	DIRECTV Group Inc * †	1,020,202
181,196	News Corp	1,650,696
7,126	Scripps Networks Interactive Inc	198,317
27,754	Time Warner Cable Inc	878,969
94,246	Time Warner Inc	2,374,057
47,770	Viacom Inc *	1,084,379
146,259	Walt Disney Co	3,412,222
		$14,280,291

Building Materials --- 0.10%
28,302	Masco Corp	271,133
9,599	Vulcan Materials Co	413,717
		$684,850

Chemicals --- 1.75%
16,529	Air Products & Chemicals Inc	1,067,608
3,813	CF Industries Holdings Inc	282,696
84,751	Dow Chemical Co	1,367,881
5,722	Eastman Chemical Co	216,864
13,226	Ecolab Inc	515,682
71,176	EI du Pont de Nemours & Co	1,823,529
6,199	International Flavors & Fragrances Inc	202,831
42,990	Monsanto Co	3,195,877
12,958	PPG Industries Inc	568,856
24,220	Praxair Inc	1,721,315
9,617	Sigma-Aldrich Corp	476,619
		$11,439,758

Communications - Equipment --- 2.92%
7,180	CIENA Corp *	74,313
454,343	Cisco Systems Inc * ‡	8,468,953
122,400	Corning Inc	1,965,744
10,428	Harris Corp	295,738
31	Harris Stratex Networks Inc *	201
17,365	JDS Uniphase Corp *	99,328
41,210	Juniper Networks Inc *	972,556
180,575	Motorola Inc	1,197,212
130,369	QUALCOMM Inc	5,892,679
31,175	Tellabs Inc *	178,633
		$19,145,357

Computer Hardware & Systems --- 5.18%
70,273	Apple Computer Inc * ‡	10,008,983
136,986	Dell Inc *	1,880,818
158,567	EMC Corp *	2,077,228
187,969	Hewlett-Packard Co ‡	7,265,002
104,089	International Business Machines Corp ‡	10,868,973
6,150	Lexmark International Group Inc Class A *	97,478
26,053	NetApp Inc *	513,765
9,360	QLogic Corp *	118,685
17,869	Sandisk Corp *	262,496
58,783	Sun Microsystems Inc *	541,979
13,603	Teradata Corp *	318,718
		$33,954,125

Computer Software & Services --- 6.05%
41,255	Adobe Systems Inc *	1,167,516
13,613	Akamai Technologies Inc *	261,097
17,992	Autodesk Inc *	341,488
14,567	BMC Software Inc *	492,219
31,060	CA Inc	541,376
14,255	Citrix Systems Inc *	454,592
23,010	Cognizant Technology Solutions Corp *	614,367
19,060	Compuware Corp *	130,752
85,131	eBay Inc *	1,458,294
25,439	Electronic Arts Inc *	552,535
16,573	Expedia Inc *	250,418
18,915	Google Inc * ‡	7,974,375
25,448	Intuit Inc *	716,616
12,239	McAfee Inc *	516,363
602,897	Microsoft Corp ‡	14,330,862
27,191	Novell Inc *	123,175
298,338	Oracle Corp	6,390,400
8,366	Salesforce.com Inc *	319,330
64,421	Symantec Corp *	1,002,391
15,189	VeriSign Inc *	280,693
109,878	Yahoo! Inc *	1,720,689
		$39,639,548

Conglomerates --- 2.03%
54,698	3M Co	3,287,350
834,155	General Electric Co ‡	9,776,297
21,173	Textron Inc	204,531
		$13,268,178

Containers --- 0.21%
7,403	Ball Corp	334,319
7,871	Bemis Co Inc	198,349
13,256	Owens-Illinois Inc *	371,301
10,392	Pactiv Corp *	225,506
12,493	Sealed Air Corp	230,496
		$1,359,971

Cosmetics & Personal Care --- 0.18%
33,628	Avon Products Inc	866,930
9,141	Estee Lauder Cos	298,636
		$1,165,566

Distributors --- 0.18%
10,179	Fastenal Co †	337,637
12,560	Genuine Parts Co	421,514
4,902	WW Grainger Inc	401,376
		$1,160,527

Electric Companies --- 2.92%
13,344	Allegheny Energy Inc	342,274
16,822	Ameren Corp	418,700
37,555	American Electric Power Co Inc	1,084,964
21,615	Consolidated Edison Inc	808,833
46,472	Dominion Resources Inc	1,553,094
12,909	DTE Energy Co	413,088
25,664	Edison International	807,390
15,448	Entergy Corp	1,197,529
51,891	Exelon Corp	2,657,338
24,012	FirstEnergy Corp	930,465
32,359	FPL Group Inc	1,839,933
6,020	Integrys Energy Group Inc	180,540
13,795	Northeast Utilities	307,767
17,328	Pepco Holdings Inc	232,888
29,016	PG&E Corp	1,115,375
7,962	Pinnacle West Capital Corp	240,054
29,622	PPL Corp	976,341
21,980	Progress Energy Inc	831,503
61,633	Southern Co	1,920,484
16,768	TECO Energy Inc	200,042
9,209	Wisconsin Energy Corp	374,898
35,893	Xcel Energy Inc	660,790
		$19,094,290

Electronic Instruments & Equipment --- 0.66%
27,046	Agilent Technologies Inc *	549,304
13,493	Amphenol Corp	426,918
13,113	Cooper Industries Inc	407,159
59,192	Emerson Electric Co	1,917,821
11,835	FLIR Systems Inc *	266,998
5,460	Harman International Industries Inc	102,648
16,838	Jabil Circuit Inc	124,938
10,919	Molex Inc	169,790
11,172	Rockwell Automation Inc	358,845
		$4,324,421

Electronics - Semiconductor --- 2.42%
44,154	Advanced Micro Devices Inc * †	170,876
23,113	Altera Corp	376,280
22,942	Analog Devices Inc	568,503
105,005	Applied Materials Inc	1,151,905
33,669	Broadcom Corp Class A *	834,655
439,938	Intel Corp ‡	7,280,974
13,382	KLA-Tencor Corp	337,895
17,508	Linear Technology Corp	408,812
51,113	LSI Logic Corp *	233,075
17,604	MEMC Electronic Materials Inc *	313,527
14,404	Microchip Technology Inc	324,810
66,697	Micron Technology Inc *	337,487
15,374	National Semiconductor Corp	192,944
7,692	Novellus Systems Inc *	128,456
43,024	NVIDIA Corp *	485,741
13,635	Teradyne Inc *	93,536
100,311	Texas Instruments Inc	2,136,624
21,703	Xilinx Inc	444,043
		$15,820,143

Engineering & Construction --- 0.23%
14,166	Fluor Corp	726,574
9,725	Jacobs Engineering Group Inc *	409,325
15,350	Quanta Services Inc *	355,046
		$1,490,945

Financial Services --- 4.99%
20,072	Ameriprise Financial Inc	487,147
637,054	Bank of America Corp ‡	8,409,113
94,167	Bank of New York Mellon Corp	2,760,035
30,634	CIT Group Inc	65,863
434,250	Citigroup Inc †	1,289,723
5,228	CME Group Inc	1,626,483
7,049	Federated Investors Inc Class B	169,810
11,868	Franklin Resources Inc	854,615
5,737	IntercontinentalExchange Inc *	655,395
32,400	Invesco Ltd	577,368
12,701	Janus Capital Group Inc	144,791
307,300	JPMorgan Chase & Co ‡	10,482,003
11,273	Legg Mason Inc	274,836
15,038	Moody's Corp	396,251
10,826	NASDAQ OMX Group Inc *	230,702
18,980	Northern Trust Corp	1,018,846
20,480	NYSE Euronext	558,080
38,893	State Street Corp	1,835,750
20,124	T Rowe Price Group Inc	838,567
		$32,675,378

Food & Beverages --- 4.19%
7,691	Brown-Forman Corp	330,559
15,729	Campbell Soup Co	462,747
156,826	Coca-Cola Co ‡	7,526,080
24,979	Coca-Cola Enterprises Inc	415,900
35,229	ConAgra Foods Inc	671,465
15,493	Constellation Brands Inc *	196,451
13,943	Dean Foods Co *	267,566
19,997	Dr Pepper Snapple Group Inc *	423,737
25,914	General Mills Inc	1,451,702
13,055	Hershey Co	469,980
24,784	HJ Heinz Co	884,789
5,499	Hormel Foods Corp	189,936
9,329	JM Smucker Co	453,949
19,888	Kellogg Co	926,184
116,010	Kraft Foods Inc	2,939,693
10,264	McCormick & Co Inc	333,888
11,743	Molson Coors Brewing Co Class B	497,081
10,764	Pepsi Bottling Group Inc	364,254
122,631	PepsiCo Inc	6,739,800
54,795	Sara Lee Corp	534,799
46,466	SYSCO Corp	1,044,556
23,794	Tyson Foods Inc Class A	300,042
		$27,425,158

Gold, Metals & Mining --- 1.11%
8,607	AK Steel Holding Corp	165,168
76,745	Alcoa Inc	792,776
7,721	Allegheny Technologies Inc	269,694
14,229	CONSOL Energy Inc	483,217
32,435	Freeport-McMoRan Copper & Gold Inc	1,625,318
6,733	Massey Energy Co	131,563
38,553	Newmont Mining Corp	1,575,661
24,755	Nucor Corp	1,099,865
21,060	Peabody Energy Corp	635,170
6,705	Titanium Metals Corp	61,619
11,291	United States Steel Corp	403,540
		$7,243,591

Health Care Related --- 2.11%
35,203	Aetna Inc	881,835
23,787	AmericsourceBergen Corp	421,981
28,362	Cardinal Health Inc	866,459
21,487	CIGNA Corp	517,622
11,692	Coventry Health Care Inc *	218,757
8,146	DaVita Inc *	402,901
21,361	Express Scripts Inc Class A *	1,468,569
13,361	Humana Inc *	431,026
14,317	IMS Health Inc	181,826
8,531	Laboratory Corp of America Holdings *	578,316
21,380	McKesson Corp	940,720
37,997	Medco Health Solutions Inc *	1,733,043
7,205	Patterson Cos Inc *	156,349
11,828	Quest Diagnostics Inc	667,454
32,890	Tenet Healthcare Corp *	92,750
93,699	UnitedHealth Group Inc	2,340,601
38,176	WellPoint Inc *	1,942,777
		$13,842,986

Homebuilding --- 0.09%
9,805	Centex Corp	82,950
21,718	DR Horton Inc	203,281
5,827	KB Home	79,713
11,120	Lennar Corp	107,753
16,905	Pulte Homes Inc	149,271
		$622,968

Hotels/Motels --- 0.32%
34,512	Carnival Corp	889,374
23,383	Marriott International Inc Class A	516,062
14,703	Starwood Hotels & Resorts Worldwide Inc	326,407
14,027	Wyndham Worldwide Corp	170,007
5,332	Wynn Resorts Ltd * †	188,220
		$2,090,070

Household Goods --- 2.81%
4,736	Black & Decker Corp	135,734
10,954	Clorox Co	611,562
39,352	Colgate-Palmolive Co	2,783,761
11,831	Fortune Brands Inc	411,009
32,628	Kimberly-Clark Corp	1,710,686
12,348	Leggett & Platt Inc	188,060
21,866	Newell Rubbermaid Inc	227,625
229,595	Procter & Gamble Co ‡	11,732,305
4,538	Snap-on Inc	130,422
6,229	Stanley Works	210,789
5,815	Whirlpool Corp	247,486
		$18,389,439

Independent Power Producer --- 0.08%
15,690	Constellation Energy Group	417,040
39,900	Dynegy Inc Class A *	90,573
		$507,613

Insurance Related --- 2.27%
36,821	Aflac Inc	1,144,765
42,250	Allstate Corp	1,030,900
211,958	American International Group Inc †	245,871
21,804	Aon Corp	825,717
9,275	Assurant Inc	223,435
27,736	Chubb Corp	1,106,112
12,805	Cincinnati Financial Corp	286,192
34,123	Genworth Financial Inc	238,520
25,634	Hartford Financial Services Group Inc	304,275
23,323	Lincoln National Corp	401,389
28,452	Loews Corp	779,585
41,160	Marsh & McLennan Cos Inc	828,551
13,424	MBIA Inc *	58,126
64,475	MetLife Inc	1,934,895
24,472	Principal Financial Group Inc	461,052
53,644	Progressive Corp	810,561
36,460	Prudential Financial Inc	1,357,041
6,517	Torchmark Corp	241,390
46,115	Travelers Cos Inc	1,892,559
26,094	Unum Group	413,851
26,947	XL Capital Ltd Class A	308,813
		$14,893,600

Investment Bank/Brokerage Firm --- 1.57%
73,970	Charles Schwab Corp	1,297,434
79,322	E*TRADE Financial Corp * †	101,532
39,656	Goldman Sachs Group Inc	5,846,880
106,474	Morgan Stanley	3,035,574
		$10,281,420

Leisure & Entertainment --- 0.21%
18,468	Harley-Davidson Inc †	299,366
9,803	Hasbro Inc	237,625
23,339	International Game Technology	371,090
28,242	Mattel Inc	453,284
		$1,361,365

Machinery --- 1.55%
47,397	Caterpillar Inc	1,565,997
15,897	Cummins Inc	559,733
20,087	Danaher Corp	1,240,171
33,301	Deere & Co	1,330,375
14,653	Dover Corp	484,868
13,045	Eaton Corp	581,938
4,414	Flowserve Corp	308,141
30,286	Illinois Tool Works Inc	1,130,879
2,512	Ingersoll-Rand Co Ltd	52,061
14,336	ITT Corp	637,952
10,267	Manitowoc Co Inc	54,004
28,608	PACCAR Inc	930,046
9,289	Pall Corp	246,716
12,644	Parker-Hannifin Corp	543,186
17,525	Western Digital Corp *	464,413
		$10,130,480

Medical Products --- 1.98%
47,659	Baxter International Inc	2,524,021
18,869	Becton Dickinson & Co	1,345,548
118,661	Boston Scientific Corp *	1,203,223
7,822	CR Bard Inc	582,348
11,700	DENTSPLY International Inc	357,084
12,641	Hospira Inc *	486,931
2,982	Intuitive Surgical Inc * †	488,034
88,084	Medtronic Inc	3,073,251
27,283	St Jude Medical Inc *	1,121,331
18,770	Stryker Corp	745,920
9,875	Varian Medical Systems Inc *	347,007
16,943	Zimmer Holdings Inc *	721,772
		$12,996,470

Miscellaneous --- 0.05%
14,278	Leucadia National Corp	301,123
		$301,123

Office Equipment & Supplies --- 0.16%
8,880	Avery Dennison Corp	228,038
16,257	Pitney Bowes Inc	356,516
68,120	Xerox Corp	441,418
		$1,025,972

Oil & Gas --- 11.84%
39,322	Anadarko Petroleum Corp	1,784,826
26,403	Apache Corp	1,904,976
24,403	Baker Hughes Inc	889,245
23,006	BJ Services Co	313,572
8,164	Cabot Oil & Gas Corp Class A	250,145
17,091	Cameron International Corp *	483,675
44,391	Chesapeake Energy Corp	880,274
157,911	Chevron Corp ‡	10,461,604
116,704	ConocoPhillips	4,908,570
19,602	Denbury Resources Inc *	288,737
34,967	Devon Energy Corp	1,905,702
5,475	Diamond Offshore Drilling Inc	454,699
55,219	El Paso Corp	509,671
11,170	ENSCO International Inc	389,498
19,715	EOG Resources	1,339,043
384,382	Exxon Mobil Corp ‡	26,872,147
9,735	FMC Technologies Inc *	365,841
70,666	Halliburton Co	1,462,786
22,412	Hess Corp	1,204,645
55,752	Marathon Oil Corp	1,679,808
15,029	Murphy Oil Corp	816,375
22,295	Nabors Industries Ltd *	347,356
32,938	National-Oilwell Inc *	1,075,755
13,655	Noble Energy Inc	805,235
63,850	Occidental Petroleum Corp	4,201,968
8,978	Pioneer Natural Resources Co	228,939
12,332	Range Resources Corp	510,668
8,907	Rowan Cos Inc	172,083
94,243	Schlumberger Ltd	5,099,489
17,275	Smith International Inc	444,831
27,069	Southwestern Energy Co *	1,051,631
50,805	Spectra Energy Corp	859,621
9,208	Sunoco Inc	213,626
10,898	Tesoro Corp	138,732
43,821	Valero Energy Corp	740,137
45,694	Williams Cos Inc	713,283
45,664	XTO Energy Inc	1,741,625
		$77,510,818

Paper & Forest Products --- 0.19%
34,045	International Paper Co	515,101
13,477	MeadWestvaco Corp	221,157
16,649	Weyerhaeuser Co	506,629
		$1,242,887

Personal Loans --- 0.71%
93,535	American Express Co	2,173,753
35,593	Capital One Financial Corp	778,775
37,936	Discover Financial Services	389,603
5,707	MasterCard Inc	954,838
36,824	SLM Corp *	378,183
		$4,675,152

Pharmaceuticals --- 7.19%
121,738	Abbott Laboratories	5,726,556
24,223	Allergan Inc	1,152,530
156,036	Bristol-Myers Squibb Co	3,169,091
79,648	Eli Lilly & Co	2,759,007
23,758	Forest Laboratories Inc *	596,563
217,060	Johnson & Johnson ‡	12,329,008
19,532	King Pharmaceuticals Inc *	188,093
166,102	Merck & Co Inc	4,644,212
24,028	Mylan Laboratories Inc * †	313,566
531,547	Pfizer Inc ‡	7,973,205
128,266	Schering-Plough Corp	3,222,042
8,303	Watson Pharmaceuticals Inc *	279,728
105,046	Wyeth	4,768,038
		$47,121,639

Photography/Imaging --- 0.01%
21,125	Eastman Kodak Co	62,530
		$62,530

Pollution Control --- 0.31%
25,363	Republic Services Inc	619,111
6,689	Stericycle Inc *	344,684
38,755	Waste Management Inc	1,091,341
		$2,055,136

Printing & Publishing --- 0.20%
18,309	Gannett Co Inc	65,363
24,773	McGraw-Hill Cos Inc	745,915
2,835	Meredith Corp	72,434
9,185	New York Times Co †	50,610
16,166	RR Donnelley & Sons Co	187,849
474	Washington Post Co Class B	166,933
		$1,289,104

Railroads --- 0.89%
21,933	Burlington Northern Santa Fe Corp	1,612,953
30,836	CSX Corp	1,067,851
28,912	Norfolk Southern Corp	1,089,115
39,709	Union Pacific Corp	2,067,250
		$5,837,169

Real Estate --- 0.97%
9,224	Apartment Investment & Management Co REIT	81,632
6,294	AvalonBay Communities Inc REIT	352,086
10,911	Boston Properties Inc REIT	520,455
18,638	CB Richard Ellis Group Inc *	174,452
21,571	Equity Residential REIT	479,523
21,462	HCP Inc REIT	454,780
8,754	Health Care Inc REIT	298,511
47,357	Host Hotels & Resorts Inc REIT	397,325
25,495	Kimco Realty Corp REIT	256,225
12,824	Plum Creek Timber Co Inc REIT	381,899
34,865	ProLogis REIT	281,012
9,880	Public Storage REIT	646,943
21,876	Simon Property Group Inc REIT	1,125,083
12,328	Ventas Inc REIT	368,114
12,504	Vornado Realty Trust REIT	563,055
		$6,381,095

Restaurants --- 1.12%
10,801	Darden Restaurants Inc	356,217
86,904	McDonald's Corp	4,996,111
57,967	Starbucks Corp *	805,162
36,360	Yum! Brands Inc	1,212,242
		$7,369,732

Retail --- 5.79%
6,922	Abercrombie & Fitch Co	175,750
25,383	Amazon.com Inc *	2,123,542
8,510	AutoNation Inc * †	147,648
2,844	AutoZone Inc *	429,757
20,454	Bed Bath & Beyond Inc *	628,960
26,888	Best Buy Co Inc	900,479
6,504	Big Lots Inc *	136,779
34,189	Costco Wholesale Corp	1,562,437
114,682	CVS Caremark Corp	3,654,915
11,047	Family Dollar Stores Inc	312,630
12,967	GameStop Corp *	285,404
36,227	Gap Inc	594,123
133,618	Home Depot Inc	3,157,393
17,507	JC Penney Co Inc	502,626
24,056	Kohl's Corp *	1,028,394
51,385	Kroger Co	1,133,039
21,277	Limited Brands Inc	254,686
116,307	Lowe's Cos Inc	2,257,519
33,128	Macy's Inc	389,585
12,611	Nordstrom Inc †	250,833
21,638	Office Depot Inc *	98,669
10,686	O'Reilly Automotive Inc *	406,923
9,856	RadioShack Corp	137,590
33,548	Safeway Inc	683,373
4,252	Sears Holding Corp * †	282,843
7,748	Sherwin-Williams Co	416,455
56,347	Staples Inc	1,136,519
16,667	SUPERVALU Inc	215,838
59,258	Target Corp	2,338,913
9,773	Tiffany & Co	247,843
32,574	TJX Cos Inc	1,024,778
78,118	Walgreen Co	2,296,669
175,788	Wal-Mart Stores Inc ‡	8,515,171
11,062	Whole Foods Market Inc †	209,957
		$37,938,040

Savings & Loans --- 0.15%
41,078	Hudson City Bancorp Inc	545,927
27,435	People's United Financial Inc	412,622
		$958,549

Shoes --- 0.24%
30,522	NIKE Inc Class B	1,580,429
		$1,580,429

Specialized Services --- 1.36%
7,688	Affiliated Computer Services Inc Class A *	341,501
8,488	Apollo Group Inc *	603,666
39,515	Automatic Data Processing Inc	1,400,412
10,350	Cintas Corp	236,394
11,934	Computer Sciences Corp *	528,676
9,663	Convergys Corp *	89,673
4,852	DeVry Inc	242,794
4,189	Dun & Bradstreet Corp	340,189
9,943	Equifax Inc	259,512
15,065	Fidelity National Information Services Inc	300,697
12,257	Fiserv Inc *	560,145
26,756	H&R Block Inc	461,006
37,683	Interpublic Group of Cos Inc *	190,299
14,187	Iron Mountain Inc *	407,876
9,928	Monster Worldwide Inc *	117,250
24,486	Omnicom Group Inc	773,268
25,296	Paychex Inc	637,459
12,037	Robert Half International Inc	284,314
15,530	Total System Services Inc	207,947
55,241	Western Union Co	905,952
		$8,889,030

Telephone & Telecommunications --- 3.42%
31,327	American Tower Corp *	987,740
464,751	AT&T Inc ‡	11,544,415
7,954	CenturyTel Inc †	244,188
11,232	Embarq Corp	472,418
24,604	Frontier Communications Corp	175,672
19,925	MetroPCS Communications Inc *	265,202
116,531	Qwest Communications International Inc †	483,604
226,175	Sprint Nextel Corp *	1,087,902
223,756	Verizon Communications ‡	6,876,022
34,403	Windstream Corp	287,609
		$22,424,772

Textiles --- 0.20%
25,016	Coach Inc	672,430
4,453	Polo Ralph Lauren Corp	238,414
6,971	VF Corp	385,845
		$1,296,689

Tobacco --- 1.65%
162,871	Altria Group Inc	2,669,456
13,247	Lorillard Inc	897,749
154,516	Philip Morris International Inc	6,739,988
13,310	Reynolds American Inc	514,032
		$10,821,225

Transportation --- 0.02%
4,402	Ryder System Inc	122,904
		$122,904

Utilities --- 0.97%
52,514	AES Corp *	609,688
27,510	CenterPoint Energy Inc	304,811
17,867	CMS Energy Corp	215,833
101,388	Duke Energy Corp	1,479,251
10,311	EQT Corp	359,957
3,562	NICOR Inc	123,316
21,629	NiSource Inc	252,194
39,857	Public Service Enterprise Group Inc	1,300,534
13,710	Questar Corp	425,833
9,596	Scana Corp	311,582
19,243	Sempra Energy	955,030
		$6,338,029

TOTAL COMMON STOCK --- 96.82%		$634,047,241
(Cost $768,241,372)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

18,898,000	Fannie Mae	18,898,000
	0.01% July 1, 2009
2,280,000	United States of America ‡	2,279,325
	0.15% September 10, 2009

TOTAL SHORT-TERM INVESTMENTS --- 3.23%		$21,177,325
(Cost $21,177,325)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
5,912,345	BNP Paribas Securities Corp	5,912,345
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 0.90%		$5,912,345
(Cost $5,912,345)

OTHER ASSETS & LIABILITIES --- (0.96%)		$(6,269,293)

TOTAL MAXIM S&P 500 INDEX PORTFOLIO --- 100%		$654,867,618
(Cost $795,331,042)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2009.
REIT	Real Estate Investment Trust
‡	Collateral or Segregated Assets for Futures

For Fund compliance purposes, management determines the Fund's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim S&P 500 Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,029.94	$3.02

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.82	$3.01

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009